CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Apr. 30, 2016
Convertible Notes Payable Tables
Schedule of convertible notes payable
Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
11/20/2015	11/20/2017	30,000	8%	16,721	13,279
12/21/2015	12/21/2017	50,000	8%	41,040	8,960
12/21/2015	12/21/2017	50,000	8%	41,040	8,960
1/21/2016	1/22/2017	35,500	12%	25,829	9,671
2/25/2016	2/25/2018	27,500	8%	25,055	2,445
3/11/2016	3/11/2017	285,000	8%	245,956	39,044
Total Loans		518,000		395,641	122,359
Less short term notes		(320,500)		(271,785)	(48,715)
Total long term		$197,500		$123,856	$73,644